Share-Based Compensation Expense - Summary of Unit Activity related to RSUs (Details) - $ / shares		6 Months Ended		12 Months Ended
		Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
RSUs [Member] | Predecessor Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance		2,614	2,999	2,907	3,525
Granted			254	1,990	862
Vested			(517)	(944)	(1,123)
Forfeited			(121)	(954)	(357)
Ending Balance			2,614	2,999	2,907
Weighted Average Grant Date Fair Value Per Unit, Beginning Balance		$ 6,741	$ 4,563	$ 4,785	$ 5,347
Weighted Average Grant Date Fair Value Per Unit, Granted			28,875	4,578	4,578
Weighted Average Grant Date Fair Value Per Unit, Vested			5,459	5,374	6,581
Weighted Average Grant Date Fair Value Per Unit, Forfeited			4,527	4,491	4,037
Weighted Average Grant Date Fair Value Per Unit, Ending Balance			$ 6,741	$ 4,563	$ 4,785
RSUs [Member] | Successor Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance	[1]	854,764
Granted	[1]	9,475,330
Vested	[1]	(3,014,054)
Forfeited	[1]	(167,624)
Ending Balance	[1]	7,148,416	854,764
Weighted Average Grant Date Fair Value Per Unit, Beginning Balance		$ 9.91
Weighted Average Grant Date Fair Value Per Unit, Granted		12.60
Weighted Average Grant Date Fair Value Per Unit, Vested		12.62
Weighted Average Grant Date Fair Value Per Unit, Forfeited		12.64
Weighted Average Grant Date Fair Value Per Unit, Ending Balance		$ 12.27	$ 9.91
Performance-based RSUs [Member] | Predecessor Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance		9,045	9,223	7,563	6,492
Granted			389	5,469	1,725
Forfeited			(567)	(3,809)	(654)
Ending Balance			9,045	9,223	7,563
Weighted Average Grant Date Fair Value Per Unit, Beginning Balance		$ 4,888	$ 4,015	$ 3,350	$ 2,952
Weighted Average Grant Date Fair Value Per Unit, Granted			24,420	4,572	4,572
Weighted Average Grant Date Fair Value Per Unit, Forfeited			2,626	3,513	2,626
Weighted Average Grant Date Fair Value Per Unit, Ending Balance			$ 4,888	$ 4,015	$ 3,350
Performance-based RSUs [Member] | Successor Plans [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance	[1]	7,816,743
Granted	[1]	9,107,424
Forfeited	[1]	(181,054)
Ending Balance	[1]	16,743,113	7,816,743
Weighted Average Grant Date Fair Value Per Unit, Beginning Balance		$ 9.56
Weighted Average Grant Date Fair Value Per Unit, Granted		12.63
Weighted Average Grant Date Fair Value Per Unit, Forfeited		12.51
Weighted Average Grant Date Fair Value Per Unit, Ending Balance		$ 11.20	$ 9.56

[1]	These share totals include both unvested shares and restricted stock units.